Restatement of Previously Issued Financial Statements (Details) - Schedule of Consolidated Statement of Operations (Parentheticals) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022
As previously reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Loss per share – diluted	$ (0.31)	$ (0.90)
Restatement adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Loss per share – diluted	(0.03)	(0.08)
As restated [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Loss per share – diluted	$ (0.34)	$ (0.98)